Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Total equity excluding non-controlling interests	Called up share capital and share premium		Other equity instruments		Other reserves		Retained earnings	Non-controlling interests
Beginning balance, equity at Dec. 31, 2021	£ 70,041	£ 69,052	£ 4,536		£ 12,259		£ 1,770		£ 50,487	£ 989
Profit after tax	5,973	5,928			905				5,023	45
Currency translation movements	2,032	2,032					2,032
Fair value through other comprehensive income reserve	(1,193)	(1,193)					(1,193)
Cash flow hedges	(6,382)	(6,382)					(6,382)
Retirement benefit remeasurements	(281)	(281)							(281)
Own credit reserve	1,463	1,463					1,463
Total comprehensive income for the year	1,612	1,567			905		(4,080)		4,742	45
Employee share schemes and hedging thereof	546	546	70						476
Issue and redemption of other equity instruments	1,040	1,060			1,032				28	(20)
Other equity instruments coupons paid	(905)	(905)			(905)
Disposal of Absa holding	0	0					(84)		84
Increase in treasury shares	(248)	(248)					(248)
Vesting of shares under employee share schemes	(232)	(232)					253		(485)
Dividends paid	(1,073)	(1,028)							(1,028)	(45)
Repurchase of shares	(1,508)	(1,508)	(233)				233		(1,508)
Own credit realisation	0	0					(36)		36
Other reserve movements	(13)	(12)			(7)				(5)	(1)
Ending balance, equity at Dec. 31, 2022	69,260	68,292	4,373	[1]	13,284	[1]	(2,192)	[2]	52,827	968
Profit after tax	5,323	5,259			985	[1]			4,274	64
Currency translation movements	(1,101)	(1,101)					(1,101)	[2]
Fair value through other comprehensive income reserve	194	194					194	[2]
Cash flow hedges	3,528	3,528					3,528	[2]
Retirement benefit remeasurements	(855)	(855)							(855)
Own credit reserve	(710)	(710)					(710)	[2]
Total comprehensive income for the year	6,379	6,315			985	[1]	1,911	[2]	3,419	64
Employee share schemes and hedging thereof	621	621	124	[1]	0				497
Issue and redemption of other equity instruments	(380)	(68)			(30)	[1]			(38)	(312)
Other equity instruments coupons paid	(985)	(985)			(985)	[1]
Increase in treasury shares	(285)	(285)					(285)	[2]
Vesting of shares under employee share schemes	(229)	(229)					277	[2]	(506)
Dividends paid	(1,274)	(1,210)							(1,210)	(64)
Repurchase of shares	(1,257)	(1,257)	(209)	[1]	0		209	[2]	(1,257)
Other reserve movements	14	10	0		5	[1]	3	[2]	2	4
Ending balance, equity at Dec. 31, 2023	71,864	71,204	4,288	[1]	13,259	[1]	(77)	[2]	53,734	660
Profit after tax	6,356	6,307			991	[1]			5,316	49
Currency translation movements	(46)	(46)					(46)	[2]
Fair value through other comprehensive income reserve	(507)	(507)					(507)	[2]
Cash flow hedges	777	777					777	[2]
Retirement benefit remeasurements	(303)	(303)							(303)
Own credit reserve	(822)	(822)					(822)	[2]
Total comprehensive income for the year	5,455	5,406			991	[1]	(598)	[2]	5,013	49
Employee share schemes and hedging thereof	977	977	103	[1]	0				874
Issue and redemption of other equity instruments	(1,251)	(1,251)			(1,155)	[1]			(96)
Other equity instruments coupons paid	(991)	(991)			(991)	[1]
Increase in treasury shares	(269)	(269)					(269)	[2]
Vesting of shares under employee share schemes	(240)	(240)					268	[2]	(508)
Dividends paid	(1,270)	(1,221)							(1,221)	(49)
Repurchase of shares	(1,760)	(1,760)	(205)	[1]			205	[2]	(1,760)
Other reserve movements	(34)	(34)	0		(29)	[1]	3	[2]	(8)
Ending balance, equity at Dec. 31, 2024	£ 72,481	£ 71,821	£ 4,186	[1]	£ 12,075	[1]	£ (468)	[2]	£ 56,028	£ 660

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.